INVESTMENT IN AFFILIATE	12 Months Ended
Dec. 31, 2025
Investment In Affiliate [Abstract]
INVESTMENT IN AFFILIATE [Text Block]
NOTE 8 -	INVESTMENT IN AFFILIATE

On December 26, 2019, IMC Holdings entered into a Share Purchase Agreement (the “SPA”) with Xinteza API Ltd. (“Xinteza”), a company with a unique biosynthesis technology, under which IMC Holdings invested an aggregate amount of US$1,700 thousand (approximately $2,468) in exchange for issuance of 38,082 preferred shares of Xinteza.

On February 24, 2022, IMC Holdings entered into a Simple Agreement for Future Equity (the “SAFE”) with Xinteza, under which IMC Holdings invested US$100 thousand (approximately $125), in exchange for additional future shares of Xinteza.

As of the reported dates, IMC Holdings holds 25.32% of the voting rights of Xinteza on regular basis and has the right to two members of the Board of Directors out of five. However, it was determined that the economic interests of the preferred shares are not substantially identical to those of ordinary shares (due to such features as liquidation preference and redemption feature). Thus, since the preferred shares do not meet the criteria for ordinary equity ownership interest, the equity method is not applicable and thus the investment in Xinteza is subject to the provisions of IFRS 9 and is accounted for as a financial asset measured at fair value through profit or loss categorized within Level 3 of fair value hierarchy.

During the year ended December 31, 2024, Xinteza has raised funds in total amount of US$125 thousand through SAFE transactions (the “2024 SAFE transactions”). However, given the time that has elapsed since the original investment dates, as of December 31, 2024, the management by using the assistance of third-party appraiser performed valuation work which was based on costs approach (the “Valuation Work”). The fair value of the shares of Xinteza held by the Company was estimated in total amount of $1,631 (in NIS terms), as of December 31, 2024.

Noting that no changes were identified with respect to major quantitative or qualitative indicators during the year ended December 31, 2025, indicating a significant change in fair value of the investment in Xinteza since the last Valuation Work conducted as of December 31, 2024, and given that Xinteza has raised funds through SAFE transactions from new investor which include similar commercial terms included in 2024 SAFE transactions, it has been determined by management that the fair value of Xinteza's shares held by the Company is estimated at $1,776 (in NIS terms) as of December 31, 2025.

	December 31,
	2025	2024

Open balance	$1,631	$2,285
Change of fair value in investment in affiliate (Note 19G)	-	(837)
Foreign currency translation	145	183

	$1,776	$1,631